Oil and Gas Properties - Summary of Oil and Gas Properties (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Proved properties and equipment	$ 525,809,000	$ 584,691,945	$ 495,954,566
Proved properties and equipment held for sale	79,537,000
Unproved properties	71,658,000	70,298,349	65,725,668
Less accumulated depreciation, depletion, and amortization	(160,793,000)	(166,890,697)	(80,600,959)
Less accumulated depreciation, depletion, amortization, and impairment on properties held for sale	(65,922,000)
Oil and gas property, net	$ 450,289,000	$ 488,099,597	$ 481,079,275